FINANCING AND FINANCIAL INSTRUMENTS - Schedule of Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Entity information [Line Items]
Cash at bank	$ 5,405	$ 4,489
Term deposits	774	828
Money market funds	1,507	3,983
Total	7,686	9,300	$ 4,215	$ 5,600
Restricted cash	97	114
Cash deposit in connection with the mandatory convertible bonds	13	20
ArcelorMittal South Africa Ltd. ("AMSA")
Entity information [Line Items]
Cash deposit in connection with various environmental obligations and true sales of receivable programs	$ 54	$ 52